JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.1%
Auto Components — 1.3%
LCI Industries	836	88,842

Automobiles — 0.8%
Thor Industries, Inc.	574	54,710

Banks — 7.4%
BankUnited, Inc.	2,554	55,954
Commerce Bancshares, Inc. (a)	1,290	72,608
Cullen/Frost Bankers, Inc. (a)	666	42,619
First Financial Bancorp (a)	2,778	33,353
First Hawaiian, Inc. (a)	3,288	47,579
First Horizon National Corp.	8,567	80,792
Signature Bank	620	51,471
Western Alliance Bancorp	1,940	61,350
Wintrust Financial Corp.	1,386	55,492

		501,218

Beverages — 0.9%
Primo Water Corp.	4,310	61,197

Building Products — 0.9%
Fortune Brands Home & Security, Inc.	666	57,620

Capital Markets — 6.3%
Assetmark Financial Holdings, Inc. *	1,075	23,360
Eaton Vance Corp.	1,453	55,428
FactSet Research Systems, Inc.	121	40,503
Focus Financial Partners, Inc., Class A *	1,925	63,135
Lazard Ltd., Class A	2,222	73,425
Moelis & Co., Class A (a)	1,925	67,653
Morningstar, Inc.	513	82,435
StepStone Group, Inc., Class A *	627	16,677

		422,616

Chemicals — 2.5%
GCP Applied Technologies, Inc. *	2,400	50,277
PQ Group Holdings, Inc. *	3,179	32,620
Quaker Chemical Corp. (a)	471	84,609

		167,506

Commercial Services & Supplies — 4.5%
Brady Corp., Class A	1,502	60,124
Casella Waste Systems, Inc., Class A *	546	30,496
IAA, Inc.*	1,939	100,980
MSA Safety, Inc.	832	111,669

		303,269

Construction & Engineering — 1.4%
WillScot Mobile Mini Holdings Corp. *	5,525	92,150

Containers & Packaging — 3.6%
AptarGroup, Inc.	1,437	162,622
Crown Holdings, Inc. *	822	63,157
Pactiv Evergreen, Inc. * (a)	1,471	18,682

		244,461

Distributors — 1.3%
Pool Corp.	271	90,555

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. * (a)	453	68,875

Electric Utilities — 0.9%
Portland General Electric Co.	1,751	62,152

Electrical Equipment — 0.8%
Generac Holdings, Inc. *	281	54,384

Electronic Equipment, Instruments & Components — 1.8%
Badger Meter, Inc.	523	34,162
nLight, Inc. * (a)	2,119	49,743
Novanta, Inc. *	359	37,778

		121,683

Equity Real Estate Investment Trusts (REITs) — 5.5%
American Campus Communities, Inc.	1,107	38,655
CubeSmart	2,857	92,311
EastGroup Properties, Inc.	872	112,835
National Retail Properties, Inc. (a)	2,051	70,773
Outfront Media, Inc.	2,654	38,620
Ryman Hospitality Properties, Inc. (a)	538	19,803

		372,997

Food & Staples Retailing — 4.5%
BJ’s Wholesale Club Holdings, Inc. *	2,767	114,956
Casey’s General Stores, Inc.	336	59,727
Performance Food Group Co. *	3,657	126,616

		301,299

Health Care Equipment & Supplies — 2.7%
Cantel Medical Corp. (a)	782	34,377
Envista Holdings Corp. * (a)	1,619	39,951
ICU Medical, Inc. *	390	71,285
West Pharmaceutical Services, Inc.	124	34,012

		179,625

Health Care Providers & Services — 6.5%
Chemed Corp.	100	48,217
Covetrus, Inc. *	1,715	41,846
Encompass Health Corp.	1,689	109,731
HealthEquity, Inc. *	1,124	57,740
Molina Healthcare, Inc. *	663	121,337
Premier, Inc., Class A	1,749	57,420

		436,291

Health Care Technology — 0.6%
HMS Holdings Corp. *	1,683	40,303

Hotels, Restaurants & Leisure — 2.6%
Dunkin’ Brands Group, Inc.	688	56,316
Monarch Casino & Resort, Inc. *	509	22,723
Planet Fitness, Inc., Class A * (a)	698	43,024
Wendy’s Co. (The)	2,524	56,272

		178,335

Insurance — 3.6%
Kinsale Capital Group, Inc.	571	108,557
RLI Corp.	1,188	99,488
Selectquote, Inc. * (a)	1,826	36,973

		245,018

IT Services — 1.0%
WEX, Inc. *	473	65,705

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Leisure Products — 2.2%
Acushnet Holdings Corp. (a)	1,675	56,313
Brunswick Corp.	1,519	89,504

		145,817

Life Sciences Tools & Services — 1.1%
Syneos Health, Inc. *	1,394	74,115

Machinery — 9.8%
Altra Industrial Motion Corp.	1,725	63,792
Douglas Dynamics, Inc.	996	34,059
Gates Industrial Corp. plc*	3,080	34,245
Lincoln Electric Holdings, Inc.	1,117	102,844
Nordson Corp.	266	51,031
RBC Bearings, Inc. *	715	86,662
Toro Co. (The)	2,171	182,255
Welbilt, Inc. * (a)	3,260	20,079
Woodward, Inc.	1,011	81,039

		656,006

Media — 0.0% (b)
EW Scripps Co. (The), Class A (a)	292	3,339

Multi-Utilities — 1.0%
NorthWestern Corp.	1,438	69,965

Pharmaceuticals — 1.5%
Catalent, Inc. *	1,014	86,892
Prestige Consumer Healthcare, Inc. * (a)	473	17,237

		104,129

Professional Services — 0.8%
CoreLogic, Inc.	847	57,304

Real Estate Management & Development — 0.8%
Cushman & Wakefield plc * (a)	4,944	51,956

Road & Rail — 1.9%
Knight-Swift Transportation Holdings, Inc.	1,505	61,257
Landstar System, Inc.	540	67,724

		128,981

Semiconductors & Semiconductor Equipment — 3.3%
Cabot Microelectronics Corp.	697	99,485
Monolithic Power Systems, Inc.	164	45,989
Power Integrations, Inc.	1,374	76,143

		221,617

Software — 8.2%
Aspen Technology, Inc. *	641	81,148
Bentley Systems, Inc., Class B *	490	15,395
Bill.Com Holdings, Inc. * (a)	437	43,855
Duck Creek Technologies, Inc. * (a)	352	16,013
Envestnet, Inc. *	770	59,450
Guidewire Software, Inc. *	659	68,669
Medallia, Inc. * (a)	1,649	45,222
nCino, Inc. * (a)	162	12,928
Q2 Holdings, Inc. * (a)	1,101	100,479
RealPage, Inc. *	1,037	59,790
Tyler Technologies, Inc. *	127	44,103

		547,052

Specialty Retail — 0.5%
National Vision Holdings, Inc. *	921	35,206

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	628	54,341

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	979	53,949

TOTAL COMMON STOCKS (Cost $4,751,239)		6,414,588

EXCHANGE-TRADED FUNDS — 0.7%
U.S. Equity — 0.7%
iShares Russell 2000 ETF (a) (Cost $48,119)	338	50,574

SHORT-TERM INVESTMENTS — 6.6%
INVESTMENT COMPANIES — 3.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $260,092)	259,993	260,176

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	160,522	160,554
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	22,608	22,608

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $183,180)		183,162

TOTAL SHORT-TERM INVESTMENTS (Cost $443,272)		443,338

Total Investments — 102.4% (Cost $5,242,630)		6,908,500
Liabilities in Excess of Other Assets — (2.4)%		(164,408)

Net Assets — 100.0%		6,744,092

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $180,079,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,908,500	$—	$—	$6,908,500

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$276,403	$331,730	$347,905	$(24)	$(28)	$260,176	259,993	$180	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	253,095	256,000	348,501	(23)	(17)	160,554	160,522	208	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	32,048	116,926	126,366	—	—	22,608	22,608	6	—

Total	$561,546	$704,656	$822,772	$(47)	$(45)	$443,338		$394	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.